Stock Compensation Plan (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Compensation Plan
Number of Shares, Unvested at Beginning Balance	2,814,703	4,489,186
Number of Shares, Granted	4,275,967	2,523,554
Number of Shares, Vested	(2,920,715)	(3,873,037)
Number of Shares, Forfeited and retired		(325,000)
Number of Shares, Unvested at Ending Balance	4,169,955	2,814,703
Weighted Average Grant Date Fair Value Per Share, Unvested at Beginning Balance	$ 3.24	$ 1.42
Weighted Average Grant Date Fair Value Per Share, Granted	6.77	3.79
Weighted Average Grant Date Fair Value Per Share, Vested	4.93	1.76
Weighted Average Grant Date Fair Value Per Share, Forfeited and retired		1.19
Weighted Average Grant Date Fair Value Per Share, Unvested at Ending Balance	$ 5.68	$ 3.24